Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, B, C, K shares) Dated May 1, 2007 (as revised July 31, 2007)

RS Select Growth Fund

The Fund invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of up to 120% of the market capitalization of the largest company included in the Russell 2500® Index as of June 30 of each year (currently, approximately $10.2 billion, based on the size of the largest company on June 30, 2007).

The index against which the Fund’s performance is presented on page 20 of the Prospectus is changing from the Russell 2000® Growth Index to the Russell 2500® Growth Index; RS Investments believes the Russell 2500® Growth Index is more representative of the Fund’s investment universe after implementation of the Fund’s investment policies described above. The Russell 2500® Growth Index is an unmanaged market capitalization-weighted index that measures the performance of those companies in the Russell 2500® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization. The following information is added to the table entitled “Average Annual Total Returns” on page 20 of the Prospectus:

	1 Year	5 Years	10 Years	Since Inception (8/1/96)
Russell 2500® Growth Index (reflects no deductions for fees, expenses, or taxes)	12.26%	7.62%	7.11%	7.96%

RS Investors Fund

The index against which the Fund’s performance is presented on page 37 of the Prospectus is changing from the Russell 3000® Index to the Russell 3000® Value Index; RS Investments believes the Russell 3000® Value Index is more representative of the Fund’s investment universe. The Russell 3000® Value Index is an unmanaged market capitalization-weighted index that measures the performance of those companies in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values. The following information is added to the table entitled “Average Annual Total Returns” on page 37 of the Prospectus:

	1 Year	Since Inception (11/15/05)
Russell 3000® Value Index (reflects no deductions for fees, expenses, or taxes)	22.34%	22.18%

February 26, 2008

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, B, C, K shares) Dated May 1, 2007 (as revised July 31, 2007)

RS Select Growth Fund

The Fund invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of up to 120% of the market capitalization of the largest company included in the Russell 2500® Index as of June 30 of each year (currently, approximately $10.2 billion, based on the size of the largest company on June 30, 2007).

The index against which the Fund’s performance is presented on page 20 of the Prospectus is changing from the Russell 2000® Growth Index to the Russell 2500® Growth Index; RS Investments believes the Russell 2500® Growth Index is more representative of the Fund’s investment universe after implementation of the Fund’s investment policies described above. The Russell 2500® Growth Index is an unmanaged market capitalization-weighted index that measures the performance of those companies in the Russell 2500® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization. The following information is added to the table entitled “Average Annual Total Returns” on page 20 of the Prospectus:

	1 Year	5 Years	10 Years	Since Inception (8/1/96)
Russell 2500® Growth Index (reflects no deductions for fees, expenses, or taxes)	12.26%	7.62%	7.11%	7.96%

February 26, 2008

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class Y shares) Dated May 1, 2007 (as revised July 31, 2007)

RS Investors Fund

The index against which the Fund’s performance is presented on page 28 of the Prospectus is changing from the Russell 3000® Index to the Russell 3000® Value Index; RS Investments believes the Russell 3000® Value Index is more representative of the Fund’s investment universe. The Russell 3000® Value Index is an unmanaged market capitalization-weighted index that measures the performance of those companies in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values. The following information is added to the table entitled “Average Annual Total Returns” on page 28 of the Prospectus:

	1 Year	Since Inception (11/15/05)
Russell 3000® Value Index (reflects no deductions for fees, expenses, or taxes)	22.34%	22.18%

February 26, 2008